Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	$ 2,605
Intangible assets Ending Balance	2,442	$ 2,605
Carrying amount at the end of the year	2,605	2,605
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	2,605
Intangible assets Ending Balance	2,442	2,605
Carrying amount at the end of the year	$ 2,605	$ 2,605
Patent [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization period (straight-line, in years)	10 years	10 years
Patent [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization period (straight-line, in years)	17 years	17 years
Gross carrying amount [member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	$ 4,835	$ 4,919
Additions	181
Disposals at cost		(33)
Impact of currency translation	157	(51)
Intangible assets Ending Balance	5,173	4,835
Carrying amount at the end of the year	5,173	4,919
Accumulated Depreciation [Member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	2,230	1,839
Disposals at cost		(6)
Amortization and impairment	396	415
Impact of currency translation	104	(18)
Intangible assets Ending Balance	2,731	2,230
Carrying amount at the end of the year	$ 2,731	$ 1,839